Average Annual Total Returns - Voya Balanced Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Risk® Growth Index 1 Yr		Class I S&P Target Risk® Growth Index 5 Yrs		Class I S&P Target Risk® Growth Index 10 Yrs		Class I S&P Target Risk® Growth Index Since Inception	Class I Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class I Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class I MSCI EAFE® Index 1 Yr		Class I MSCI EAFE® Index 5 Yrs		Class I MSCI EAFE® Index 10 Yrs		Class I MSCI EAFE® Index Since Inception	Class I Russell 3000® Index 1 Yr		Class I Russell 3000® Index 5 Yrs		Class I Russell 3000® Index 10 Yrs		Class I Russell 3000® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Risk® Growth Index 1 Yr		Class S S&P Target Risk® Growth Index 5 Yrs		Class S S&P Target Risk® Growth Index 10 Yrs		Class S S&P Target Risk® Growth Index Since Inception	Class S Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class S Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class S MSCI EAFE® Index 1 Yr		Class S MSCI EAFE® Index 5 Yrs		Class S MSCI EAFE® Index 10 Yrs		Class S MSCI EAFE® Index Since Inception	Class S Russell 3000® Index 1 Yr		Class S Russell 3000® Index 5 Yrs		Class S Russell 3000® Index 10 Yrs		Class S Russell 3000® Index Since Inception
Total	10.85%	8.76%	7.57%		Apr. 03, 2089	11.83%	[1]	9.25%	[1]	7.94%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]	10.57%	8.49%	7.31%		May 29, 2003	11.83%	[1]	9.25%	[1]	7.94%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	7.82%	[1]	7.45%	[1]	5.51%	[1]	[1]	20.89%	[2]	15.43%	[2]	13.79%	[2]	[2]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.